Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000074271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 10,244	$ 10,908	$ 12,156	$ 11,814	$ 15,605	$ 12,766	$ 12,070	$ 13,750	$ 13,066	$ 13,949
C000074270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,246	10,905	12,156	11,816	15,600	12,763	12,069	13,749	13,069	13,945
C000074269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		9,738	10,439	11,716	11,476	15,266	12,583	11,984	13,756	13,179	14,165
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
FTSE EPRA Nareit Developed Real Estate Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Real Estate Index (net div)
Accumulated Value	$ 10,000		$ 9,990	$ 10,538	$ 11,394	$ 9,836	$ 13,115	$ 10,895	$ 10,329	$ 12,132	$ 12,348	$ 13,495